Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2016
Convertible redeemable preferred shares
Convertible redeemable preferred shares

17. Convertible redeemable preferred shares

In 2015, the Company issued 30,079,918 shares of Series A preferred shares (“Preferred Shares”) at a per-share purchase price of about US$9.97 (equivalent to RMB64.58) for a total consideration of US$300 million (equivalent to RMB1,943 million) to a group of unrelated third party investors. Given the nature of certain key terms of the Preferred Shares as listed below, the Company has classified the Preferred Shares as mezzanine equity. The key terms of the Preferred Shares are as follows:

Conversion

Each holder of Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Preferred Shares into ordinary shares based on a one-for-one basis at any time. The initial conversion price is the issuance price of Preferred Shares, subject to adjustment in the event of (1) stock splits, share combinations, share dividends and distribution, recapitalizations and similar events, and (2) issuance of new securities at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance. The Preferred Shares will be automatically converted into ordinary shares at the then applicable conversion price upon the earlier of (1) the closing of a Qualified Initial Public Offering (QIPO), which refers to a firm underwritten initial public offering of the Company’s ordinary shares for trading on the New York Stock Exchange, NASDAQ Global Market, Main Board of the Hong Kong Stock Exchange or any other stock exchange as approved by a majority of the Company’s shareholders; or (2) the date specified by written consent or agreement of majority holders of Preferred Shares.

Upon the closing of a QIPO, the conversion of the Preferred Share is subject to a Guarantee Return provision which is defined as below:

Upon consummation of a QIPO, valuation of Preferred Shares determined by reference to the per-share offering price in the QIPO shall not be less than the Guaranteed Return which is the lower of (i) the aggregate purchase price for the Preferred Shares subscribed prior to the consummation of a QIPO plus return on such investment calculated based on 25% per annual compound rate of return; or (ii) 200% of the aggregate purchase price for the Preferred Shares.

If the valuation of all or the portion of the Preferred Shares determined by reference to the offering price in the IPO shall be less than the Guaranteed Return upon the completion of the QIPO (such shortfall, the “Shortfall Amount”), the Company is obligated issue warrants to such preferred shareholders or have the conversion price or conversion rate applicable to the Preferred Shares automatically adjusted or cash or share compensation (at the election of preferred shareholders) shall be payable from the Company according to the shortfall amount.

The Group has determined that there was no beneficial conversion feature (“BCF”) attributable to the Preferred Shares, as the effective conversion price was greater than the fair value of the ordinary shares on the respective commitment date. The Group will reevaluate whether additional BCF is required to be recorded upon the modification to the effective conversion price of the Preferred Shares, if any.

Voting Rights

The Preferred Shareholders are entitled to vote with ordinary shareholders on an as-converted basis.

Dividends

The Preferred Shareholders participate in dividends on an as-converted basis and must be paid prior to any payment on ordinary shares.

Redemption

In the event that a QIPO has not been completed by August 18, 2019 (the fourth anniversary of the first closing date), holders of the Preferred Shares may at any time thereafter require that the Company redeem all or a portion of the Preferred Shares held by such holder at a redemption price per share equal to the sum of (i) an amount equal to the original issuance price plus annual rate of return of 8% from the date that such holder made payment to the Company, and (ii) all dividends accrued and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions). Management of the Group evaluated on the issuance date of preferred shares that the redemption is probable to occur until the occurrence of the IPO. Therefore, the preferred shares were recorded at fair value on closing dates, and subsequently accreted to redemption value based on the terms stipulated in the shareholder agreement. Changes in the redemption value are recorded against retained earnings.

All of the preferred shares were converted to ordinary shares immediately upon the completion of the Group’s IPO on October 27, 2016.

The following is the rollforward of the carrying amounts of Preferred Share for the years ended December 31, 2015 and 2016:

Balance as of January 1, 2015	—
Issuance of Preferred Shares	1,948,080
Change in redemption value	28,775

Balance as of December 31, 2015	1,976,855

Change in redemption value	133,568
Conversion to ordinary shares upon IPO	(2,110,423)

Balance as of December 31, 2016	—

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution to the shareholders (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed to all shareholders on parity with each other and shall be made ratably to the holders of the outstanding Preferred Shares and Ordinary Shares, on an as-converted to Ordinary Share basis determined pursuant to an Optional Conversion as of the time of such distribution.